TAXATION (Schedule of Components of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating losses	$ 74,040	$ 63,227
Impairment of funds receivable	0	348
Impairment of loans receivable	274	65
Overcharged advertising and promotion fee	87	90
Fix assets depreciation	49	0
Share based compensation	6,167	5,351
Less: Valuation allowance	(73,015)	(64,166)
Total deferred tax assets, net	7,602	4,915
Deferred tax liabilities
Investment basis in the PRC entities	(61,961)	(57,413)
BaoAn Acquisition - Property	(13,309)	(13,011)
Available-for-sale securities	(51,096)	0
Trading securities	(133)	0
Interest capitalization	(142)	0
Deferred tax liabilities	$ (126,641)	$ (70,424)